Registration No. 33-42163 and 811-6378


      As filed with the Securities and Exchange Commission on November 1, 2002

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           X

                  Pre-Effective Amendment No.

                  Post-Effective Amendment No. 16                          X
                                              ----
                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

                  Amendment No. 18                                         X
                               ----

                       TEMPLETON DEVELOPING MARKETS TRUST
             (as susscessor to Templeton Developing Markets Trust,
                         Massachusetts business trust)
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

             500 E BROWARD BOULEVARD, FORT LAUDERDALE, FLORIDA 33394
             -------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (954) 527-7500
              -----------------------------------------------------
              (Registrant's Telephone Number, Including Area Code)


           Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906
           ------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box):

        [ ]    immediately upon filing pursuant to paragraph (b) of Rule 485

        [ ]    on (date) pursuant to paragraph (b) of Rule 485

        [X]    60 days after filing pursuant to paragraph (a)(1) of Rule 485

        [ ]    on (date) pursuant to paragraph (a)(1) of Rule 485

        [ ]    75 days after filing pursuant to paragraph (a)(2) of Rule 485

        [ ]     on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

        [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Pursuant to Rule 414 under the Securities Act of 1933, Templeton Developing Markets Trust, a Delaware business trust, as successor of Templeton Developing Markets Trust, a Massachusetts business trust, is filing this amendment to the registration statement of Templeton Developing Markets Trust, and expressly adopts the registration statement of Templeton Developing Markets Trust as its own for all purposes of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

                                     PART A
                                   PROSPECTUSES

For the purpose of this EDGAR filing, the prospectus of Templeton Developing Markets Trust dated May 1, 2002 is incorporated by reference to the electronic filing made on April 29, 2002 under the Accession Number 0000878087-02-000017.


CLASS A, B, & R SUPPLEMENT




o 711 P-1

                      SUPPLEMENT DATED DECEMBER [31], 2002
                              TO THE PROSPECTUS OF

                       TEMPLETON DEVELOPING MARKETS TRUST
                                CLASS A, B, C & R
                                DATED MAY 1, 2002

The Prospectus is amended as follows:

I. The second sentence of the first full paragraph on page 3,in the section "Main Investment Strategies," is replaced with the following:

The Fund may invest up to 15% of its net assets in illiquid securities.

II. Footnote 1 in the section "Performance" beginning on page 8 is supplemented as follows:

As of September 30, 2002, the Fund's year-to-date return was -6.46% for Class A shares.

III. The following information is added to the section "Financial Highlights" beginning on page 14:

                                          SIX MONTHS ENDED
                                           JUNE 30, 2002
CLASS A                                    (UNAUDITED)
---------------------------------------------------------------------
PER SHARE DATA ($)/1
Net asset value, beginning of period          9.88
                                           ----------
  Net investment income                        .07
  Net realized and unrealized gains            .66
                                           ----------
Total from investment operations               .73
                                           ----------
  Dividends from net investment income        (.05)
  Dividends from net realized gains              -
                                           ----------
Total distributions                           (.05)
                                           ----------
Net asset value, end of period               10.56
                                           ==========
Total return (%)/2                            7.37

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1 million)    1,305
Ratios to average net assets: (%)
  Expenses                                    2.23/3
  Net investment income                       1.28/3
Portfolio turnover rate (%)                  28.76




                                          SIX MONTHS ENDED
                                           JUNE 30, 2002
CLASS B                                    (UNAUDITED)
---------------------------------------------------------------------
PER SHARE DATA ($)/1
Net asset value, beginning of period          9.77
                                           ----------
  Net investment income                        .03
  Net realized and unrealized gains            .66
                                           ----------
Total from investment operations               .69
                                           ----------
  Dividends from net investment income        (.05)
  Dividends from net realized gains              -
                                           ----------
Total distributions                           (.05)
                                           ----------
Net asset value, end of period               10.41
                                           ==========
Total return (%)/2                            7.04

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)       13,190
Ratios to average net assets: (%)
  Expenses                                    2.88/3
  Net investment income                        .65/3
Portfolio turnover rate (%)                  28.76



                                          SIX MONTHS ENDED
                                           JUNE 30, 2002
CLASS C                                   (UNAUDITED)
---------------------------------------------------------------------
PER SHARE DATA ($)/1
Net asset value, beginning of period          9.73
                                           ----------
  Net investment income                        .03
  Net realized and unrealized gains            .66
                                           ----------
Total from investment operations               .69
                                           ----------
  Dividends from net investment income        (.05)
  Dividends from net realized gains              -
                                           ----------
Total distributions                           (.05)
                                           ----------
Net asset value, end of period               10.37
                                           ==========
Total return (%)/2                            7.07

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1 million)      143
Ratios to average net assets: (%)
  Expenses                                    2.87/3
  Net investment income                        .64/3
Portfolio turnover rate (%)                  28.76




                                          SIX MONTHS ENDED
                                           JUNE 30, 2002
CLASS R                                    (UNAUDITED)
---------------------------------------------------------------------
PER SHARE DATA ($)/1
Net asset value, beginning of period          9.93
                                           ----------
  Net investment income                        .07
  Net realized and unrealized gains            .60
                                           ----------
Total from investment operations               .67
                                           ----------
  Dividends from net investment income        (.05)
  Dividends from net realized gains              -
                                           ----------
Total distributions                           (.05)
                                           ----------
Net asset value, end of period               10.55
                                           ==========
Total return (%)/2                            6.83

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)          137
Ratios to average net assets: (%)
  Expenses                                    2.38/3
  Net investment income                       1.41/3
Portfolio turnover rate (%)                  28.76



1. Based on average weighted shares outstanding effective year ended December 31, 1999.
2. Total return does not include sales charges, and is not annualized.
3. Annualized.

IV. The following is added as a second paragraph to the third column of the section "By Phone/Online" in the "Buying shares" table beginning on page 23:

If you have online access, you will be able to add** or change bank account information that we can use to process additional purchases into your Franklin Templeton account.

**These online services should be available in January 2003.

V. The following language is added to the contact information included at the end of the "Buying shares" table on page 24 and the "Selling shares" table on page 30.

        YOU MAY ALSO VISIT US ONLINE 24 HOURS A DAY, 7 DAYS A WEEK,
                            AT FRANKLINTEMPLETON.COM

VI. The second sentence in the section "Automatic Investment Plan" on page 25 is replaced with the following:

To sign up**, visit us online at franklintempleton.com or complete the appropriate section of your account application and mail it to Investor Services.

**These online services should be available in January 2003.

VII. The first paragraph in the section "Investor Services - Telephone/Online Privileges" beginning on page 26 is replaced with the following:

TELEPHONE/ONLINE PRIVILEGES You will automatically receive telephone/online privileges when you open your account, allowing you to obtain or view your account information, and conduct a number of transactions by phone or online, including: buy, sell, or exchange shares of most funds; use electronic funds transfer to buy or sell shares of most funds; add or change your bank account information (online only)**; change your address; and add or change account services (including distribution options, systematic withdrawal plans and automatic investment plans).

**These online services should be available in January 2003.

VIII. The last sentence of the section "Systematic Withdrawal Plan" on page 28 is replaced with the following:

To sign up, visit us online at franklintempleton.com** or complete the appropriate section of your application.

**These online services should be available in January 2003.

IX. The table "Selling shares" on page 30 is amended by replacing the second sentence of the second paragraph in the second column of the section "By Electronic Funds Transfer (ACH)" with the following:

If we do not have this information, you will need to provide the banking instructions online** at franklintempleton.com or send written instructions with your bank's name and address, a voided check or savings account deposit slip, and a signature guarantee if the bank and Fund accounts do not have at least one common owner.

**These online services should be available in January 2003.

X. The third and fifth bullet points of the section "Joint Account Risk with Telephone/Online Privileges" beginning on page 32 are replaced with the following:

o Add**/change the bank account to which Fund share redemption proceeds may be sent, which bank account may not be owned by you;

o Add**/change the bank account that may be debited for Fund share purchases, which new account may be owned by you.

**These online services should be available in January 2003.

                Please keep this supplement for future reference.





ADVISOR CLASS SUPPLEMENT



o 711 PA-2

                      SUPPLEMENT DATED DECEMBER [31], 2002
                              TO THE PROSPECTUS OF

                       TEMPLETON DEVELOPING MARKETS TRUST
                                  ADVISOR CLASS
                                DATED MAY 1, 2002

The Prospectus is amended as follows:

I. The second sentence of the first full paragraph on page 3, in the section "Main Investment Strategies" is replaced with the following:

The Fund may invest up to 15% of its net assets in illiquid securities.

II. Footnote 1 in the section "Performance" beginning on page 8 is supplemented as follows:

As of September 30, 2002, the Fund's year-to-date return was -6.17% for Advisor Class shares.

III. Footnote 1 in the section "Fees and Expenses - Shareholder Fees (fees paid directly from your investment)" on page 10 is replaced with the following:

1. This fee is only for Market Timers (see page 24) and for shareholders that receive Advisor Class shares of the Fund in connection with the reorganizations of Templeton Emerging Markets Appreciation Fund, Inc. and Templeton Vietnam and Southeast Asia Fund, Inc. into the Fund, which was effective on September 26, 2002. The latter redemption fee will be imposed on a redemption that occurs within six months of the effective date of the reorganizations and the proceeds will be retained by the Fund.

IV. The following information is added to the section "Financial Highlights" on page 13:

                                                  SIX MONTHS ENDED JUNE
ADVISOR CLASS                                      30, 2002 (UNAUDITED)
----------------------------------------------- --------------------------
PER SHARE DATA ($)/1
Net asset value, beginning of period          9.84
                                           -----------
    Net investment income                      .09
    Net realized and unrealized gains          .66
                                           -----------
Total from investment operations              (.75)
                                           -----------
  Dividends from net  investment income       (.05)
  Distributions from realized gains              -
                                           -----------
  Total distributions                         (.05)
                                           -----------
Net asset value, end of period               10.54
                                           ============
Total return (%)/2                            7.61

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)       94,226
Ratios to average net assets: (%)
    Expenses                                  1.88/3
    Net investment income                     1.64/3
Portfolio turnover rate (%)                  28.76

1. Based on average weighted shares outstanding effective year ended December 31, 1999.
2. Total return is not annualized.
3. Annualized.

V. The following is added as a second paragraph to the third column of the section "By Phone/Online" in the "Buying shares" table beginning on page 15:

If you have online access, you will be able to add** or change bank account information that we can use to process additional purchases into your Franklin Templeton account.

**These online services should be available in January 2003.

VI. The following language is added to the contact information included at the end of the "Buying shares" table on page 16 and the "Selling shares" table on page 21:

           YOU MAY ALSO VISIT US ONLINE 24 HOURS A DAY, 7 DAYS A WEEK,
                            AT FRANKLINTEMPLETON.COM

VII. The second sentence in the section "Automatic Investment Plan" on page 17 is replaced with the following:

To sign up**, visit us online at franklintempleton.com or complete the appropriate section of your account application and mail it to Investor Services.

**These online services should be available in January 2003.

VIII. The first paragraph in the section "Investor Services - Telephone/Online Privileges" beginning on page 17 is replaced with the following:

TELEPHONE/ONLINE PRIVILEGES You will automatically receive telephone/online privileges when you open your account, allowing you to obtain or view your account information, and conduct a number of transactions by phone or online, including: buy, sell, or exchange shares of most funds; use electronic funds transfer to buy or sell shares of most funds; add or change your bank account information (online only)**; change your address; and add or change account services (including distribution options, systematic withdrawal plans and automatic investment plans).

**These online services should be available in January 2003.

IX. The last sentence of the section "Systematic Withdrawal Plan" on page 19 is replaced with the following:

To sign up, visit us online at franklintempleton.com** or complete the appropriate section of your application.

**These online services should be available in January 2003.

X. The section "Selling Shares," beginning on page 20, is supplemented by adding the following:

There will be a 2% redemption fee applicable to shareholders that receive Advisor Class shares of the Fund in connection with the reorganizations, effective September 26, 2002, of Templeton Emerging Markets Appreciation Fund, Inc. and Templeton Vietnam and Southeast Asia Fund, Inc. into the Fund. The redemption fee will be imposed on redemptions that occur within six months of the effective date of the reorganizations, and the proceeds will be retained by the Fund. Additional purchases of Advisor Class shares and exchanges into Advisor Class shares of other Franklin Templeton funds are subject to the qualifications described in the applicable prospectus.

XI. The table "Selling shares" on page 21 is amended by replacing the second sentence of the second paragraph in the second column of the section "By Electronic Funds Transfer (ACH)" with the following:

If we do not have this information, you will need to provide the banking instructions online** at franklintempleton.com or send written instructions with your bank's name and address, a voided check or savings account deposit slip, and a signature guarantee if the bank and Fund accounts do not have at least one common owner.

**These online services should be available in January 2003.

XI. The third and fifth bullet points of the section "Joint Account Risk with Telephone/Online Privileges" beginning on page 23 are replaced with the following:

o Add**/change the bank account to which Fund share redemption proceeds may be sent, which bank account may not be owned by you;

o Add**/change the bank account that may be debited for Fund share purchases, which new account may be owned by you.

**These online services should be available in January 2003.

                Please keep this supplement for future reference.

                                     PART B
                      STATEMENT OF ADDITIONAL INFORMATIONS

For the purpose of this EDGAR filing, the statement of additional information of Templeton Developing Markets Trust dated May 1, 2002 is incorporated by reference to the electronic filing made on April 29, 2002 under the Accession Number 0000878087-02-000017.



CLASS A, B, C & R SAI SUPPLEMENT


O 711 SA-3

                      SUPPLEMENT DATED DECEMBER [31], 2002
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF

                       TEMPLETON DEVELOPING MARKETS TRUST
                                CLASS A, B, C & R
                                DATED MAY 1, 2002

The Statement of Additional Information (SAI) is amended as follows:

I. The second paragraph on page 1 is supplemented as follows:

The unaudited financial statements in the Fund's Semi-Annual Report to Shareholders, for the period ended June 30, 2002, are incorporated by reference (are legally a part of this SAI).

II. The information under the heading "General - Fundamental Investment Policies," in the section entitled "Goal, Strategies and Risks," beginning on page 2, is revised to read as follows:

FUNDAMENTAL INVESTMENT POLICIES

The Fund's investment goal is a fundamental policy. In addition, the Fund may not:

1. Borrow money, except to the extent permitted by the Investment Company Act of 1940, as amended (1940 Act) or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the Securities and Exchange Commission (SEC).

2. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

3. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, and (c) to the extent the entry into a repurchase agreement is deemed to be a loan. The Fund may also make loans to other investment companies to the extent permitted by the 1940 Act or any rules or exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

4. Purchase or sell commodities as defined in the Commodity Exchange Act, as amended, and the rules and regulations thereunder, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities secured by real estate or interests therein or securities issued by companies that invest, deal or otherwise engage in transactions in real estate or interests therein, (ii) making, purchasing or selling real estate mortgage loans, and (iii) purchasing or selling direct investments in real estate through partnerships and other special purpose entities that own or develop real estate.

6. Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

7. Invest more than 25% of its net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

8. Purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment companies, whether registered or excluded from registration under Section 3(c) of the 1940 Act) if immediately after such investment (a) more than 5% of the value of the Fund's total assets would be invested in such issuer or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations.

III. The information under the heading "General - Non-Fundamental Investment Policies," in the section entitled "Goal, Strategies and Risks," beginning on page 3, is supplemented with the following:

The Fund may invest up to 15% of its net assets in illiquid securities.

IV. The first paragraph under the heading "General - Non-Fundamental Investment Policies," in the section entitled "Goal, Strategies and Risks," beginning on page 3, is replaced with the following:

The Fund may invest up to 100% of its total assets in developing market countries. The Fund normally will invest in at least three developing market countries. The Fund may invest any amount of its assets in U.S. government securities. The Fund may invest in any industry although it will not concentrate (invest more than 25% of its total assets) in any one industry in accordance with the Fund's fundamental investment restriction on concentration.

V. The last paragraph under the heading "General - Non-Fundamental Investment Policies," in the section entitled "Goal, Strategies and Risks," beginning on page 3, is restated as follows:

The Fund will not invest in any company for the purpose of exercising control or management; provided, however, that as to 5% of the Fund's total assets, the Fund may make or purchase real estate mortgage loans and purchase direct investments in real estate through partnerships and other special purpose entities that own or develop real estate, where the Fund's interest may be deemed a controlling interest.

VI. The fourth paragraph under the heading "Debt Securities," in the section entitled "Goal, Strategies and Risks," beginning on page 4, is replaced with the following:

The Fund may, from time to time, purchase defaulted debt securities if, in the opinion of the manager, the issuer may resume interest payments in the near future. The Fund may also invest in non-publicly distributed debt securities, loan participations, and other direct corporate loans; provided, however, that such investments, in the aggregate, are no more than 5% of the Fund's total assets measured at the time of the investment or purchase. In addition, the Fund may make or purchase real estate loans, hold or sell real estate acquired by the Fund as a result of owning a security or other instrument, or make direct investments in real estate through partnerships and other special purpose entities that own or develop real estate; provided, however, that such investments, in the aggregate, are no more than 5% of the Fund's total assets measured at the time of the investment or purchase.

VII. The information under the heading "Independent Board Members," in the section entitled "Officers and Trustees," beginning on page 12, is replaced with the following:

INDEPENDENT BOARD MEMBERS

----------------------------------------------------------------------------------------------
                                                   NUMBER OF
                                                   PORTFOLIOS
                                                   IN FUND
                                                   COMPLEX
                                                   OVERSEEN
 NAME, AGE                            LENGTH OF    BY BOARD
 AND ADDRESS               POSITION   TIME SERVED  MEMBER*      OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------
HARRIS J. ASHTON (70)      Trustee    Since 1992    133         Director,  Bar-S Foods
500 East Broward Blvd.                                          (meat packing company).
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY,  Director, RBC Holdings, Inc. (bank holding  company)  (until 2002);  and  President,  Chief  Executive  Officer and
Chairman of the Board,  General Host  Corporation  (nursery  and craft  centers)
(until 1998).
----------------------------------------------------------------------------------------------
FRANK J. CROTHERS (58)     Trustee    Since 1991     17          None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Caribbean Electric Utility Services Corporation and Atlantic Equipment
& Power  Ltd.;  Vice  Chairman,  Caribbean  Utilities  Co.  Ltd.;  Director  and
President,  Provo Power Company Ltd.; and director of various other business and nonprofit organizations.
-----------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (70)   Trustee    Since 1992     134         None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------------------------
ANDREW H. HINES, JR. (79)  Trustee     Since 1993     27         None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Consultant, Triangle Consulting Group; and Executive-in-Residence, Eckerd
College (1991-present); and FORMERLY, Chairman and Director, Precise Power
Corporation (1990-1997); Director, Checkers Drive-In Restaurant, Inc.
(1994-1997); and Chairman of the Board and Chief Executive Officer, Florida
Progress Corporation (holding company in the energy area) (1982-1990) and director of various of its subsidiaries.
------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (50)      Trustee      Since 1996   82          Director, Amerada Hess Corporation
500 East Broward  Blvd.                                          (exploration and refining of oil
Suite 2100                                                       and gas); Hercules  Incorporated
Fort Lauderdale, FL                                              (chemicals, fibers and resins);
33394-3091                                                       Beverly Enterprises, Inc.
                                                                 (health care); H.J. Heinz Company
                                                                 (processed foods and allied
                                                                 products); RTI International
                                                                 Metals, Inc. (manufacture and
                                                                 distribution of titanium); and
                                                                 Canadian National Railway
                                                                 (railroad).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies;  and FORMERLY,  Assistant to the President of the
United States and Secretary of the Cabinet  (1990-1993);  General Counsel to the
United States Treasury  Department  (1989-1990);  and Counselor to the Secretary
and Assistant  Secretary  for Public  Affairs and Public  Liaison-United  States
Treasury Department (1988-1989).
--------------------------------------------------------------------------------------------------
BETTY P. KRAHMER (73)      Trustee      Since 1995    21         None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director  or trustee of  various  civic  associations;  and  FORMERLY,  Economic
Analyst, U.S. government.
----------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (74)    Trustee      Since 1993     131        Director, White Mountain Insurance
500 East Broward Blvd.                                           Group, Ltd. (holding company);
Suite 2100                                                       Martek Biosciences Corporation;
Fort Lauderdale, FL                                              WorldCom, Inc.(communications
33394-3091                                                       services); MedImmune, Inc.
                                                                 (biotechnology); Overstock.com
                                                                 (Internet services); and Spacehab,
                                                                 Inc. (aerospace services).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman,  White Mountains  Insurance Group, Ltd. (holding company);  and
FORMERLY,  Chairman,  White River Corporation  (financial services) (until 1998)
and Hambrecht & Quist Group  (investment  banking) (until 1992);  and President,
National Association of Securities Dealers, Inc. (until 1987).
-----------------------------------------------------------------------------------------------------
FRED R. MILLSAPS (73)     Trustee      Since 1992       27       None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director  of  various  business  and  nonprofit  organizations;  and  manager of personal investments (1978-present);  and FORMERLY, Chairman and Chief Executive
Officer,  Landmark Banking  Corporation  (1969-1978);  Financial Vice President,
Florida Power and Light (1965-1969); and Vice President, Federal Reserve Bank of
Atlanta (1958-1965).
-----------------------------------------------------------------------------------------------------
CONSTANTINE D.            Trustee      Since 1991      17         None
TSERETOPOULOS (48)
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Physician, Lyford Cay Hospital (1987-present); and director of various nonprofit organizations; and FORMERLY, Cardiology Fellow, University of Maryland
(1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center
(1982-1985).
-----------------------------------------------------------------------------------------------------


VIII. The information under the heading "Interested Board Members and Officers," in the section entitled "Officers and Trustees," beginning on page 14, is replaced with the following:


                                                   NUMBER OF
                                                   PORTFOLIOS
                                                   IN FUND
                                                   COMPLEX
                                                   OVERSEEN
 NAME, AGE                            LENGTH OF    BY BOARD
 AND ADDRESS               POSITION   TIME SERVED  MEMBER*      OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------
**NICHOLAS F. BRADY (72)   Trustee    Since 1993       62        Director, Amerada Hess
500 East Broward Blvd.                                           Corporation (exploration
Suite 2100                                                       and refining of oil and gas);
Fort Lauderdale, FL                                              C2, Inc. (operating and
33394-3091                                                       investment business); and
                                                                 H.J. Heinz Company (processed
                                                                 foods and allied  products).

PRINCIPAL OCCUPATION DURING THE PAST 5 YEARS:
Chairman, Templeton  Emerging Markets Investment Trust PLC,  Darby  Overseas
Investments, Ltd. and Darby Emerging Markets Investments LDC (investment firms)
(1994-present); Director,  Templeton  Capital  Advisors Ltd., and  Franklin
Templeton Investment  Fund; and FORMERLY, Secretary of the United  States
Department of the Treasury (1988-1993); Chairman of the Board, Dillon, Read &
Co., Inc. (investment banking) (until 1988) and U.S. Senator, New Jersey (April
1982-December 1982).
-------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (69)  Trustee    Trustee since    133         None
One Franklin Parkway       and        1995 and Vice
San Mateo, CA 94403-1906   Vice       President
                           President  since 1992

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman
and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and officer of 45 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------
HARMON E. BURNS (57)       Vice         Since 1996       Not         None
One Franklin Parkway       President                     Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources,
Inc.;  Vice  President  and Director,  Franklin  Templeton  Distributors,  Inc.;
Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment
Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin  Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------
JEFFREY A. EVERETT (38)    Vice         Since 2001        Not         None
P.O. Box N-7759            President                      Applicable
Lyford Cay, Nassau,
Bahamas

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Templeton Global Advisors Limited; officer of 15 of the investment companies in Franklin Templeton Investments; and FORMERLY, Investment
Officer, First Pennsylvania Investment Research (until 1989).
-------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (42)    Vice         Since 1991        Not         None
One Franklin Parkway       President                      Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President, Chief Financial Officer and Chief
Operating Officer, Franklin Resources, Inc.; Senior Vice President and Chief
Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President,
Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
President and Chief Operating Officer, Templeton Investment Counsel, LLC;
Executive Vice President and Director, Franklin Advisers, Inc.; Executive Vice
President, Franklin Investment Advisory Services, Inc. and Franklin Templeton
Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services,
LLC; Chairman, Franklin Templeton Services, LLC; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 49 of the investment companies in
Franklin Templeton Investments.
-------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (55)     Senior Vice    Since            Not         None
500 East Broward Blvd.    President      October 2002     Applicable
Suite 2100                and Chief
Fort Lauderdale, FL       Executive Officer -
33394-3091                Finance and
                          Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President,  Franklin  Templeton  Services,  LLC;  and  officer  of  some  of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------
DAVID P. GOSS (55)        Vice         Since 2000        Not         None
One Franklin Parkway      President                      Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources,  Inc.; President, Chief Executive
Officer and Director,  Property Resources,  Inc. and Franklin Properties,  Inc.;
officer and/or director of some of the other subsidiaries of Franklin Resources,
Inc.;  officer  of  50  of  the  investment   companies  in  Franklin  Templeton
Investments;  and FORMERLY,  President,  Chief  Executive  Officer and Director,
Property  Resources  Equity Trust (until 1999) and Franklin  Select Realty Trust
(until 2000).
---------------------------------------------------------------------------------------------
BARBARA J. GREEN (55)     Vice         Vice              Not         None
One Franklin Parkway      President    President         Applicable
San Mateo, CA 94403-1906  and          since 2000
                          Secretary    Secretary
                                       since 1996

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources,  Inc.; and Senior
Vice  President,  Templeton  Worldwide,  Inc.;  officer of 50 of the  investment companies in Franklin  Templeton  Investments;  and FORMERLY,  Deputy  Director,
Division of Investment Management, Executive Assistant and Senior Advisor to the
Chairman,  Counselor to the Chairman,  Special Counsel and Attorney Fellow, U.S.
Securities and Exchange Commission (1986-1995),  Attorney, Rogers & Wells (until
1986),  and Judicial  Clerk,  U.S.  District Court  (District of  Massachusetts)
(until 1979).
---------------------------------------------------------------------------------------------
RUPERT H. JOHNSON, JR.     Vice        Since 1996        Not          None
(62)                       President                     Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources,
Inc.;  Vice  President and Director, Franklin  Templeton Distributors,  Inc.;
Director,  Franklin Advisers,  Inc. and Franklin Investment  Advisory Services,
Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin  Resources,  Inc. and of 48 of the  investment  companies  in Franklin
Templeton Investments.
---------------------------------------------------------------------------------------------
JOHN R. KAY (62)           Vice         Since 1994     Not            None
500 East Broward Blvd.     President                   Applicable
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President,  Templeton Worldwide,  Inc.; Assistant Vice President,  Franklin
Templeton  Distributors,   Inc.;  Senior  Vice  President,   Franklin  Templeton
Services,  LLC; officer of 20 of the investment  companies in Franklin Templeton
Investments; and FORMERLY, Vice President and Controller, Keystone Group, Inc.
----------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL  (65)   Vice          Since May       Not           Director, FTI Banque,
600 5th Avenue            President-    2002            Applicable    Arch Chemicals, Inc. and
Rockefeller Center        AML                                         Lingnan Foundation.
New York, NY              Compliance
10048-0772

PRINCIPAL OCCUPATION DURING THE PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company
International; officer and/or director, as the case may be of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------
MARK MOBIUS (66)           President   President     Not           None
Two Exchange Square,       and Chief   since 1991    Applicable
39th Floor,                Investment  and Chief
Suite 3905-08              Officer -   Investment
Hong Kong                  Investment  Officer -
                           Management  Investment
                                       Management
                                       since October
                                       2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Portfolio Manager of various Templeton advisory  affiliates;  Managing Director,
Templeton  Asset  Management  Ltd.;   Executive  Vice  President  and  Director,
Templeton Global Advisors Limited;  officer of six of the investment companies in Franklin Templeton Investments; officer and/or director as the case may be of some of the subsidiaries of Franklin Resources,  Inc.; and FORMERLY,  President,
International  Investment  Trust Company Limited  (investment  manager of Taiwan
R.O.C. Fund) (1986-1987); and Director, Vickers da Costa, Hong Kong (1983-1986).
--------------------------------------------------------------------------------------------
BRUCE S. ROSENBERG (41)    Treasurer    Treasurer      Not           None
500 East Broward Blvd.     and Chief    since 2000     Applicable
Suite 2100                 Financial    and Chief
Fort Lauderdale, FL        Officer      Financial
33394-3091                              Officer since
                                        October 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice  President,  Franklin  Templeton  Services,  LLC;  officer  of  16  of  the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (65)     Vice         Since 2000     Not            None
One Franklin Parkway       President                   Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources,  Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 50 of  the  investment  companies  in  Franklin  Templeton  Investments;  and
FORMERLY,  Chief Executive  Officer and Managing  Director,  Templeton  Franklin
Investment  Services (Asia) Limited (until 2000); and Director,  Templeton Asset
Management Ltd. (until 1999).
----------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the registered investment companies comprising the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson is considered an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc., which is the parent company of the Fund's adviser and distributor. Nicholas F. Brady is considered an interested person of the Fund under the federal securities laws due to his business affiliations with Franklin Resources, Inc. and Templeton Global Advisors Limited. Mr. Brady and Franklin Resources, Inc. are both limited partners of Darby Overseas Partners, L.P. (Darby Overseas). Mr. Brady is Chairman and shareholder of Darby Overseas Investments, Ltd., which is the corporate general partner of Darby Overseas. In addition, Darby Overseas and Templeton Global Advisors Limited are limited partners of Darby Emerging Markets Fund, L.P.
(DEMF). Mr. Brady serves as Chairman of the corporate general partner of DEMF, and Darby Overseas and its general partner own 100% of the stock of the general partner of DEMF. Resources also is an investor in Darby Technology Ventures Group, LLC (DTV) in which Darby Overseas is a significant investor and for which Darby Overseas has the right to appoint a majority of the directors. Templeton Global Advisors Limited also is a limited partner in Darby-BBVA Latin America Private Equity Fund, L.P. (DBVA), a private equity fund in which Darby Overseas is a significant investor, and the general partner of which Darby, and the general partner of which Darby Overseas controls jointly with an unaffiliated third party. Mr. Brady is also a director of Templeton Capital Advisors Ltd.
(TCAL), which serves as investment manager to certain unregistered funds. TCAL and Templeton Global Advisors Limited are both indirect subsidiaries of Franklin Resources, Inc.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

IX. The table under the sub-heading "Interested Board Members" in the section "Officers and Trustees" on page 17 is replaced with the following:


                                                     AGGREGATE DOLLAR RANGE
                                                     OF EQUITY SECURITIES
                                                     IN ALL FUNDS OVERSEEN
                                                     BY THE BOARD MEMBER IN
                          DOLLAR RANGE OF EQUITY     THE FRANKLIN TEMPLETON
NAME OF BOARD MEMBER      SECURITIES IN THE FUND     FUND COMPLEX
------------------------------------------------------------------------------
Nicholas F. Brady         None                        Over $100,000
Charles B. Johnson        $50,001 - $100,000          Over $100,000
----------------------------- ------------------------------------------------

X. The first two paragraphs in the section entitled "Organization, Voting Rights and Principal Holders" on page 23 are replaced with the following:

The Fund is a diversified, open-end management investment company, commonly called a mutual fund. The Fund was originally organized as a Massachusetts business trust on August 9, 1991, and was reorganized effective December [31], 2002, as a Delaware business trust created on May 10, 2002 and is registered with the SEC.

XI. The section entitled "Organization, Voting Rights and Principal Holders" beginning on page 23 is supplemented with the following:

As of October 2, 2002, the principal shareholders of the Fund, beneficial or of record, were:

NAME AND ADDRESS                          SHARE CLASS         PERCENTAGE (%)
------------------------------------------------------------------------------
Franklin Advisers, Inc./1                    R                    5.61
One Franklin Parkway
San Mateo, CA  94403-1906

Chase Manhattan Bank NA                      R                    5.15
FBO USA Track and Field
401 Money Purchase Plan
One Chase Square
Rochester, NY  14643-0001

CNA Trustee for the 401(k)                   R                   27.53
Plan of Southeast
Steel Sales Company
P.O. Box  5024
Costa Mesa, CA  92629-5024

James D. Coles                               R                   17.91
Trust Design West Architects
PA PS PLN
9 12th Ave. S.
Nampa, ID  83651-3922

Franklin Templeton Bank &                    R                    7.37
Trust Cust. for the
Rollover IRA of Paul M. Zipp
49 Longs Ave.
Tonawanda, NY 14150- 2342

Franklin Templeton Bank &                    R                   10.09
Trust Cust. for the
Rollover IRA of Nancy V. Bannon
4208 Crownfield Ct.
Westlake Village, CA  91361-4139

Franklin Advisers, Inc./1                    Advisor              7.60
One Franklin Parkway
San Mateo, CA  94403-1906

Franklin Templeton Bank &                    Advisor              5.53
Trust Trustee for
Defined Contribution Services
Franklin Templeton 401(k)
P.O. Box 2438
Rancho Cordova, CA  95741-2431


1. Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and/or trustees of the Trust, may be considered beneficial holders of the Fund shares held by Franklin Advisers, Inc. (Advisers). As principal shareholders of Resources, they may be able to control the voting of Advisers shares of the Fund.

Note: Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and/or trustees of the Trust, serve on the administrative committee of the Franklin Templeton Profit Sharing 401(k) Plan, which owns shares of the Fund. In that capacity, they participate in the voting of such shares. Charles B. Johnson and Rupert H. Johnson, Jr. disclaim beneficial ownership of any share of the Fund owned by the Franklin Templeton Profit Sharing 401(k) plan.

As of October 2, 2002, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each class. The board members may own shares in other funds in Franklin Templeton Investments.

XII. The information under the heading "Average annual total return before taxes," in the section entitled "Performance," beginning on page 33, is supplemented with the following:

The average annual total returns before taxes for the indicated periods ended June 30, 2002, were:

                     1 YEAR (%)            5 YEARS (%)        10 YEARS (%)
-------------------------------------------------------------------------------
Class A               -5.59                 -9.60                2.37

                                            SINCE
                                           INCEPTION
                     1 YEAR (%)            (1/1/99) (%)
-------------------------------------------------------------------------------
Class B              -4.35                    -0.32

                                                              SINCE
                                                              INCEPTION
                     1 YEAR (%)            5 YEARS (%)        (5/1/95) (%)
-------------------------------------------------------------------------------
Class C              -2.50                  -9.31              -1.34


                     1 YEAR (%)            5 YEARS (%)        10 YEARS (%)
-------------------------------------------------------------------------------
Class R              -0.91                 -8.69                 2.75


XIII. The information under the heading "Average annual total return after taxes on distributions," in the section entitled "Performance," on page 34, is supplemented with the following:

The average annual total returns after taxes on distributions for the indicated periods ended June 30, 2002, were:

                     1 YEAR (%)            5 YEARS (%)        10 YEARS (%)
-------------------------------------------------------------------------------
Class A              -5.89                 -10.06               1.67

                                            SINCE
                                           INCEPTION
                     1 YEAR (%)            (1/1/99) (%)
-------------------------------------------------------------------------------
Class B              -4.42                   -0.28

                                                              SINCE
                                                              INCEPTION
                     1 YEAR (%)            5 YEARS (%)        (5/1/95) (%)
-------------------------------------------------------------------------------
Class C              -2.53                  -9.57              -1.80


                     1 YEAR (%)            5 YEARS (%)        10 YEARS (%)
-------------------------------------------------------------------------------
Class R              -1.37                  -9.27                1.93

XIV. The information under the heading "Average annual total return after taxes on distributions and sale of fund shares," in the section entitled "Performance," beginning on page 34, is supplemented with the following:

The average annual total returns after taxes on distributions and sale of fund shares for the indicated periods ended June 30, 2002, were:


                     1 YEAR (%)            5 YEARS (%)        10 YEARS (%)
-------------------------------------------------------------------------------
Class A              -3.31                  -7.37                1.77

                                            SINCE
                                           INCEPTION
                     1 YEAR (%)            (1/1/99) (%)
-------------------------------------------------------------------------------
Class B              -2.53                  -0.16
                                                              SINCE
                                                              INCEPTION
                     1 YEAR (%)            5 YEARS (%)        (5/1/95) (%)
-------------------------------------------------------------------------------
Class C              -1.39                  -7.07               -1.07


                     1 YEAR (%)            5 YEARS (%)        10 YEARS (%)
-------------------------------------------------------------------------------
Class R              -0.57                  -6.82                1.97


XV. The information under the heading "Cumulative total return," in the section entitled "Performance," beginning on page 35, is supplemented with the following:

The cumulative total returns for the indicated periods ended June 30, 2002, were:

                     1 YEAR (%)            5 YEARS (%)        10 YEARS (%)
-------------------------------------------------------------------------------
Class A              -5.59                 -39.62                26.38

                                             SINCE
                                           INCEPTION
                     1 YEAR (%)            (1/1/99) (%)
-------------------------------------------------------------------------------
Class B              -4.35                    -1.12
                                                               SINCE
                                                              INCEPTION
                     1 YEAR (%)            5 YEARS (%)        (5/1/95) (%)
-------------------------------------------------------------------------------
Class C              -2.50                   -38.65            -9.23



                      1 YEAR (%)           5 YEARS (%)        10 YEARS (%)
-------------------------------------------------------------------------------
Class R               -0.91                 -36.53               31.22



                Please keep this supplement for future reference.





ADVISOR CLASS SAI SUPPLEMENT



 O 711 SAA-3

                      SUPPLEMENT DATED DECEMBER [31], 2002
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF

                       TEMPLETON DEVELOPING MARKETS TRUST
                                  ADVISOR CLASS
                                DATED MAY 1, 2002

The Statement of Additional Information (SAI) is amended as follows:

I. The second paragraph on page 1 is supplemented as follows:

The unaudited financial statements in the Fund's Semi-Annual Report to Shareholders, for the period ended June 30, 2002, are incorporated by reference (are legally a part of this SAI).

II. The information under the heading "General - Fundamental Investment Policies," in the section entitled "Goal, Strategies and Risks," beginning on page 2, is revised to read as follows:

FUNDAMENTAL INVESTMENT POLICIES

The Fund's investment goal is a fundamental policy. In addition, the Fund may not:

1. Borrow money, except to the extent permitted by the Investment Company Act of 1940, as amended (1940 Act) or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the Securities and Exchange Commission (SEC).

2. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

3. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, and (c) to the extent the entry into a repurchase agreement is deemed to be a loan. The Fund may also make loans to other investment companies to the extent permitted by the 1940 Act or any rules or exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

4. Purchase or sell commodities as defined in the Commodity Exchange Act, as amended, and the rules and regulations thereunder, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities secured by real estate or interests therein or securities issued by companies that invest, deal or otherwise engage in transactions in real estate or interests therein, (ii) making, purchasing or selling real estate mortgage loans, and (iii) purchasing or selling direct investments in real estate through partnerships and other special purpose entities that own or develop real estate.

6. Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

7. Invest more than 25% of its net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

8. Purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment companies, whether registered or excluded from registration under Section 3(c) of the 1940 Act) if immediately after such investment (a) more than 5% of the value of the Fund's total assets would be invested in such issuer or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations.

III. The information under the heading "General - Non-Fundamental Investment Policies," in the section entitled "Goal, Strategies and Risks," beginning on page 3, is supplemented with the following:

The Fund may invest up to 15% of its net assets in illiquid securities.

IV. The first paragraph under the heading "General - Non-Fundamental Investment Policies," in the section entitled "Goal, Strategies and Risks," beginning on page 3, is replaced with the following:

The Fund may invest up to 100% of its total assets in developing market countries. The Fund normally will invest in at least three developing market countries. The Fund may invest any amount of its assets in U.S. government securities. The Fund may invest in any industry although it will not concentrate (invest more than 25% of its total assets) in any one industry in accordance with the Fund's fundamental investment restriction on concentration.

V. The last paragraph under the heading "General - Non-Fundamental Investment Policies," in the section entitled "Goal, Strategies and Risks," beginning on page 3, is restated as follows:

The Fund will not invest in any company for the purpose of exercising control or management; provided, however, that as to 5% of the Fund's total assets, the Fund may make or purchase real estate mortgage loans and purchase direct investments in real estate through partnerships and other special purpose entities that own or develop real estate, where the Fund's interest may be deemed a controlling interest.

VI. The fourth paragraph under the heading "Debt Securities," in the section entitled "Goal, Strategies and Risks," beginning on page 4, is replaced with the following:

The Fund may, from time to time, purchase defaulted debt securities if, in the opinion of the manager, the issuer may resume interest payments in the near future. The Fund may also invest in non-publicly distributed debt securities, loan participations, and other direct corporate loans; provided, however, that such investments, in the aggregate, are no more than 5% of the Fund's total assets measured at the time of the investment or purchase. In addition, the Fund may make or purchase real estate loans, hold or sell real estate acquired by the Fund as a result of owning a security or other instrument, or make direct investments in real estate through partnerships and other special purpose entities that own or develop real estate; provided, however, that such investments, in the aggregate, are no more than 5% of the Fund's total assets measured at the time of the investment or purchase.

VII. The information under the heading "Independent Board Members," in the section entitled "Officers and Trustees," beginning on page 12, is replaced with the following:


INDEPENDENT BOARD MEMBERS

----------------------------------------------------------------------------------------------
                                                   NUMBER OF
                                                   PORTFOLIOS
                                                   IN FUND
                                                   COMPLEX
                                                   OVERSEEN
 NAME, AGE                            LENGTH OF    BY BOARD
 AND ADDRESS               POSITION   TIME SERVED  MEMBER*      OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------
HARRIS J. ASHTON (70)      Trustee    Since 1992    133         Director,  Bar-S Foods
500 East Broward Blvd.                                          (meat packing company).
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY,  Director, RBC Holdings, Inc. (bank holding  company)  (until 2002);  and  President,  Chief  Executive  Officer and
Chairman of the Board,  General Host  Corporation  (nursery  and craft  centers)
(until 1998).
----------------------------------------------------------------------------------------------
FRANK J. CROTHERS (58)     Trustee    Since 1991     17          None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Caribbean Electric Utility Services Corporation and Atlantic Equipment
& Power  Ltd.;  Vice  Chairman,  Caribbean  Utilities  Co.  Ltd.;  Director  and
President,  Provo Power Company Ltd.; and director of various other business and nonprofit organizations.
-----------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (70)   Trustee    Since 1992     134         None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------------------------
ANDREW H. HINES, JR. (79)  Trustee     Since 1993     27         None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Consultant, Triangle Consulting Group; and Executive-in-Residence, Eckerd
College (1991-present); and FORMERLY, Chairman and Director, Precise Power
Corporation (1990-1997); Director, Checkers Drive-In Restaurant, Inc.
(1994-1997); and Chairman of the Board and Chief Executive Officer, Florida
Progress Corporation (holding company in the energy area) (1982-1990) and director of various of its subsidiaries.
------------------------------------------------------------------------------------------------

EDITH E. HOLIDAY (50)      Trustee      Since 1996   82          Director, Amerada Hess Corporation
500 East Broward  Blvd.                                          (exploration and refining of oil
Suite 2100                                                       and gas); Hercules  Incorporated
Fort Lauderdale, FL                                              (chemicals, fibers and resins);
33394-3091                                                       Beverly Enterprises, Inc.
                                                                 (health care); H.J. Heinz Company
                                                                 (processed foods and allied
                                                                 products); RTI International
                                                                 Metals, Inc. (manufacture and
                                                                 distribution of titanium); and
                                                                 Canadian National Railway (railroad).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Assistant to the President of the
United States and Secretary of the Cabinet (1990-1993); General Counsel to the
United States Treasury Department (1989-1990); and Counselor to the Secretary
and Assistant Secretary for Public Affairs and Public Liaison-United  States
Treasury Department (1988-1989).
--------------------------------------------------------------------------------------------------
BETTY P. KRAHMER (73)      Trustee      Since 1995    21         None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director  or trustee of various civic associations; and FORMERLY, Economic
Analyst, U.S. government.
----------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (74)    Trustee      Since 1993     131        Director, White Mountains Insurance
500 East Broward Blvd.                                           Group, Ltd. (holding company);
Suite 2100                                                       Martek Biosciences Corporation;
Fort Lauderdale, FL                                              WorldCom, Inc.(communications services);
33394-3091                                                       MedImmune, Inc. (biotechnology);
                                                                 Overstock.com (Internet services);
                                                                 and Spacehab, Inc. (aerospace services).


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman,  White Mountains  Insurance Group, Ltd. (holding company);  and
FORMERLY,  Chairman,  White River Corporation  (financial services) (until 1998)
and Hambrecht & Quist Group  (investment  banking) (until 1992);  and President,
National Association of Securities Dealers, Inc. (until 1987).
-----------------------------------------------------------------------------------------------------
FRED R. MILLSAPS (73)     Trustee      Since 1992       27       None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director  of  various  business  and  nonprofit  organizations;  and  manager of personal investments (1978-present);  and FORMERLY, Chairman and Chief Executive
Officer,  Landmark Banking  Corporation  (1969-1978);  Financial Vice President,
Florida Power and Light (1965-1969); and Vice President, Federal Reserve Bank of
Atlanta (1958-1965).
-----------------------------------------------------------------------------------------------------
CONSTANTINE D.            Trustee      Since 1991      17         None
TSERETOPOULOS (48)
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Physician, Lyford Cay Hospital (1987-present); and director of various nonprofit organizations; and FORMERLY, Cardiology Fellow, University of Maryland
(1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center
(1982-1985).
-----------------------------------------------------------------------------------------------------


VIII. The information under the heading "Interested Board Members and Officers," in the section entitled "Officers and Trustees," beginning on page 14, is replaced with the following:



                                                   NUMBER OF
                                                   PORTFOLIOS
                                                   IN FUND
                                                   COMPLEX
                                                   OVERSEEN
 NAME, AGE                            LENGTH OF    BY BOARD
 AND ADDRESS               POSITION   TIME SERVED  MEMBER*      OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------
**NICHOLAS F. BRADY (72)   Trustee    Since 1993       62        Director, Amerada Hess
500 East Broward Blvd.                                           Corporation (exploration
Suite 2100                                                       and refining of oil and gas);
Fort Lauderdale, FL                                              C2, Inc. (operating and
33394-3091                                                       investment business); and
                                                                 H.J. Heinz Company (processed
                                                                 foods and allied  products).

PRINCIPAL OCCUPATION DURING THE PAST 5 YEARS:
Chairman, Templeton  Emerging Markets Investment Trust PLC,  Darby  Overseas
Investments, Ltd. and Darby Emerging Markets Investments LDC (investment firms)
(1994-present); Director,  Templeton  Capital  Advisors Ltd., and  Franklin
Templeton Investment  Fund; and FORMERLY, Secretary of the United  States
Department of the Treasury (1988-1993); Chairman of the Board, Dillon, Read &
Co., Inc. (investment banking) (until 1988) and U.S. Senator, New Jersey (April
1982-December 1982).
-------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (69)  Trustee    Trustee since    133         None
One Franklin Parkway       and        1995 and Vice
San Mateo, CA 94403-1906   Vice       President
                           President  since 1992

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman
and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and officer of 45 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------
HARMON E. BURNS (57)       Vice         Since 1996       Not         None
One Franklin Parkway       President                     Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources,
Inc.;  Vice  President  and Director,  Franklin  Templeton  Distributors,  Inc.;
Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment
Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin  Resources,  Inc. and of 48 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------
JEFFREY A. EVERETT (38)    Vice         Since 2001        Not         None
P.O. Box N-7759            President                      Applicable
Lyford Cay, Nassau,
Bahamas

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Templeton Global Advisors Limited; officer of 15 of the investment companies in Franklin Templeton Investments; and FORMERLY, Investment
Officer, First Pennsylvania Investment Research (until 1989).
-------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (42)    Vice         Since 1991        Not         None
One Franklin Parkway       President                      Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President, Chief Financial Officer and Chief
Operating Officer, Franklin Resources, Inc.; Senior Vice President and Chief
Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President,
Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
President and Chief Operating Officer, Templeton Investment Counsel, LLC;
Executive Vice President and Director, Franklin Advisers, Inc.; Executive Vice
President, Franklin Investment Advisory Services, Inc. and Franklin Templeton
Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services,
LLC; Chairman, Franklin Templeton Services, LLC; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 49 of the investment companies in
Franklin Templeton Investments.
-------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (55)     Senior Vice    Since            Not         None
500 East Broward Blvd.    President      October 2002     Applicable
Suite 2100                and Chief
Fort Lauderdale, FL       Executive Officer -
33394-3091                Finance and
                          Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; and officer of some of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------
DAVID P. GOSS (55)        Vice         Since 2000        Not         None
One Franklin Parkway      President                      Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources,  Inc.; President, Chief Executive
Officer and Director,  Property Resources,  Inc. and Franklin Properties,  Inc.;
officer and/or director of some of the other subsidiaries of Franklin Resources,
Inc.;  officer  of  50  of  the  investment   companies  in  Franklin  Templeton
Investments;  and FORMERLY,  President,  Chief  Executive  Officer and Director,
Property  Resources  Equity Trust (until 1999) and Franklin  Select Realty Trust
(until 2000).
---------------------------------------------------------------------------------------------
BARBARA J. GREEN (55)     Vice         Vice              Not         None
One Franklin Parkway      President    President         Applicable
San Mateo, CA 94403-1906  and          since 2000
                          Secretary    Secretary
                                       since 1996

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources,  Inc.; and Senior
Vice  President,  Templeton  Worldwide,  Inc.;  officer of 50 of the  investment companies in Franklin  Templeton  Investments;  and FORMERLY,  Deputy  Director,
Division of Investment Management, Executive Assistant and Senior Advisor to the
Chairman,  Counselor to the Chairman,  Special Counsel and Attorney Fellow, U.S.
Securities and Exchange Commission (1986-1995),  Attorney, Rogers & Wells (until
1986),  and Judicial  Clerk,  U.S.  District Court  (District of  Massachusetts)
(until 1979).
---------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR.   Vice        Since 1996        Not          None
(62)                       President                     Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources,
Inc.;  Vice  President  and Director,  Franklin  Templeton  Distributors,  Inc.;
Director,  Franklin Advisers,  Inc. and Franklin  Investment  Advisory Services,
Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee,  as the case may be, of some of the other  subsidiaries  of
Franklin  Resources,  Inc.  and of 48 of the  investment  companies  in Franklin
Templeton Investments.
---------------------------------------------------------------------------------------------
JOHN R. KAY (62)           Vice         Since 1994     Not            None
500 East Broward Blvd.     President                   Applicable
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President,  Templeton Worldwide,  Inc.; Assistant Vice President,  Franklin
Templeton  Distributors,   Inc.;  Senior  Vice  President,   Franklin  Templeton
Services,  LLC; officer of 20 of the investment  companies in Franklin Templeton
Investments; and FORMERLY, Vice President and Controller, Keystone Group, Inc.
----------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL  (65)   Vice          Since May       Not           Director, FTI Banque,
600 5th Avenue            President-    2002            Applicable    Arch Chemicals, Inc. and
Rockefeller Center        AML                                         Lingnan Foundation.
New York, NY              Compliance
10048-0772

PRINCIPAL OCCUPATION DURING THE PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company
International; officer and/or director, as the case may be of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------
MARK MOBIUS (66)           President   President     Not           None
Two Exchange Square,       and Chief   since 1991    Applicable
39th Floor,                Investment  and Chief
Suite 3905-08              Officer -   Investment
Hong Kong                  Investment  Officer -
                           Management  Investment
                                       Management
                                       since October
                                       2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Portfolio Manager of various Templeton advisory  affiliates;  Managing Director,
Templeton  Asset  Management  Ltd.;   Executive  Vice  President  and  Director,
Templeton Global Advisors Limited;  officer of six of the investment companies in Franklin Templeton Investments; officer and/or director as the case may be of some of the subsidiaries of Franklin Resources,  Inc.; and FORMERLY,  President,
International  Investment  Trust Company Limited  (investment  manager of Taiwan
R.O.C. Fund) (1986-1987); and Director, Vickers da Costa, Hong Kong (1983-1986).
--------------------------------------------------------------------------------------------
BRUCE S. ROSENBERG (41)    Treasurer    Treasurer      Not           None
500 East Broward Blvd.     and Chief    since 2000     Applicable
Suite 2100                 Financial    and Chief
Fort Lauderdale, FL        Officer      Financial
33394-3091                              Officer since
                                        October 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice  President,  Franklin  Templeton  Services,  LLC;  officer  of  16  of  the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (65)     Vice         Since 2000     Not            None
One Franklin Parkway       President                   Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources,  Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 50 of  the  investment  companies  in  Franklin  Templeton  Investments;  and
FORMERLY,  Chief Executive  Officer and Managing  Director,  Templeton  Franklin
Investment  Services (Asia) Limited (until 2000); and Director,  Templeton Asset
Management Ltd. (until 1999).
----------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the registered investment companies comprising the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson is considered an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc., which is the parent company of the Fund's adviser and distributor. Nicholas F. Brady is considered an interested person of the Fund under the federal securities laws due to his business affiliations with Franklin Resources, Inc. and Templeton Global Advisors Limited. Mr. Brady and Franklin Resources, Inc. are both limited partners of Darby Overseas Partners, L.P. (Darby Overseas). Mr. Brady is Chairman and shareholder of Darby Overseas Investments, Ltd., which is the corporate general partner of Darby Overseas. In addition, Darby Overseas and Templeton Global Advisors Limited are limited partners of Darby Emerging Markets Fund, L.P.
(DEMF). Mr. Brady serves as Chairman of the corporate general partner of DEMF, and Darby Overseas and its general partner own 100% of the stock of the general partner of DEMF. Resources also is an investor in Darby Technology Ventures Group, LLC (DTV) in which Darby Overseas is a significant investor and for which Darby Overseas has the right to appoint a majority of the directors. Templeton Global Advisors Limited also is a limited partner in Darby-BBVA Latin America Private Equity Fund, L.P. (DBVA), a private equity fund in which Darby Overseas is a significant investor, and the general partner of which Darby, and the general partner of which Darby Overseas controls jointly with an unaffiliated third party. Mr. Brady is also a director of Templeton Capital Advisors Ltd.
(TCAL), which serves as investment manager to certain unregistered funds. TCAL and Templeton Global Advisors Limited are both indirect subsidiaries of Franklin Resources, Inc.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

IX. The table under the sub-heading "Interested Board Members" in the section "Officers and Trustees" on page 17 is replaced with the following:

                                                     AGGREGATE DOLLAR RANGE
                                                     OF EQUITY SECURITIES
                                                     IN ALL FUNDS OVERSEEN
                                                     BY THE BOARD MEMBER IN
                          DOLLAR RANGE OF EQUITY     THE FRANKLIN TEMPLETON
NAME OF BOARD MEMBER      SECURITIES IN THE FUND     FUND COMPLEX
------------------------------------------------------------------------------
Nicholas F. Brady         None                        Over $100,000
Charles B. Johnson        $50,001 - $100,000          Over $100,000
----------------------------- ------------------------------------------------

X. The first two paragraphs in the section entitled "Organization, Voting Rights and Principal Holders" on page 23 are replaced with the following:

The Fund is a diversified, open-end management investment company, commonly called a mutual fund. The Fund was originally organized as a Massachusetts business trust on August 9, 1991, and was reorganized effective December [31], 2002, as a Delaware business trust created on May 10, 2002 and is registered with the SEC.

XI. The section entitled "Organization, Voting Rights and Principal Holders" on page 23 is supplemented with the following:

As of October 2, 2002, the principal shareholders of the Fund, beneficial or of record, were:


NAME AND ADDRESS                          SHARE CLASS         PERCENTAGE (%)
------------------------------------------------------------------------------
Franklin Advisers, Inc./1                    R                    5.61
One Franklin Parkway
San Mateo, CA  94403-1906

Chase Manhattan Bank NA                      R                    5.15
FBO USA Track and Field
401 Money Purchase Plan
One Chase Square
Rochester, NY  14643-0001

CNA Trustee for the 401(k)                   R                   27.53
Plan of Southeast
Steel Sales Company
P.O. Box  5024
Costa Mesa, CA  92629-5024

James D. Coles                               R                   17.91
Trust Design West Architects
PA PS PLN
9 12th Ave. S.
Nampa, ID  83651-3922

Franklin Templeton Bank &                    R                    7.37
Trust Cust. for the
Rollover IRA of Paul M. Zipp
49 Longs Ave.
Tonawanda, NY 14150- 2342

Franklin Templeton Bank &                    R                   10.09
Trust Cust. for the
Rollover IRA of Nancy V. Bannon
4208 Crownfield Ct.
Westlake Village, CA  91361-4139

Franklin Advisers, Inc./1                    Advisor              7.60
One Franklin Parkway
San Mateo, CA  94403-1906

Franklin Templeton Bank &                    Advisor              5.53
Trust Trustee for
Defined Contribution Services
Franklin Templeton 401(k)
P.O. Box 2438
Rancho Cordova, CA  95741-2431


1. Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and/or trustees of the Trust, may be considered beneficial holders of the Fund shares held by Franklin Advisers, Inc. (Advisers). As principal shareholders of Resources, they may be able to control the voting of Advisers shares of the Fund.

Note: Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and/or trustees of the Trust, serve on the administrative committee of the Franklin Templeton Profit Sharing 401(k) Plan, which owns shares of the Fund. In that capacity, they participate in the voting of such shares. Charles B. Johnson and Rupert H. Johnson, Jr. disclaim beneficial ownership of any share of the Fund owned by the Franklin Templeton Profit Sharing 401(k) plan.

As of October 2, 2002, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each class. The board members may own shares in other funds in Franklin Templeton Investments.

XII. The information under the heading "Average annual total return before taxes," in the section entitled "Performance," on page 27, is supplemented with the following:

The average annual total returns before taxes for the indicated periods ended June 30, 2002, were:

                        1 YEAR (%)        5 YEARS (%)          10 YEARS (%)
-------------------------------------------------------------------------------
Advisor Class            0.54              -8.24                 3.13


XIII. The information under the heading "Average annual total return after taxes on distributions," in the section entitled "Performance," beginning on page 27, is supplemented with the following:

The average annual total returns after taxes on distributions for the indicated periods ended June 30, 2002, were:

                        1 YEAR (%)        5 YEARS (%)          10 YEARS (%)
-------------------------------------------------------------------------------
Advisor Class            0.07              -8.84                 2.35

XIV. The information under the heading "Average annual total return after taxes on distributions and sale of fund shares," in the section entitled "Performance," beginning on page 28, is supplemented with the following:

The average annual total returns after taxes on distributions and sale of fund shares for the indicated periods ended June 30, 2002, were:

                       1 YEAR (%)        5 YEARS (%)          10 YEARS (%)
-------------------------------------------------------------------------------
Advisor Class           0.45              -6.44                 2.36

XV. The information under the heading "Cumulative total return," in the section entitled "Performance," on page 29, is supplemented with the following:

The cumulative total returns for the indicated periods ended June 30, 2002, were:

                       1 YEAR (%)        5 YEARS (%)          10 YEARS (%)
-------------------------------------------------------------------------------
Advisor Class           0.54              -34.95                36.05



                Please keep this supplement for future reference.

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

     (A) DECLARATION OF TRUST

          ( i) Agreement and Declaration of Trust dated May 7, 2002
          (ii) Certificate of Trust dated May 7, 2002

     (B) BY-LAWS

          (i) By-Laws dated May 7, 2002

     (C) INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS

          Not Applicable

     (D) INVESTMENT ADVISORY CONTRACTS

          ( i) Amended and Restated  Investment Management Agreement/3/
          (ii) Addendum dated December 2, 1997 to the Investment Management Agreement /7/

     (E) UNDERWRITING CONTRACTS

           (i) Distribution Agreement /3/
          (ii) Form of Dealer Agreement between Registrant and Franklin Templeton Distributors, Inc. and Securities Dealers dated March 1, 1998 /7/
         (iii) Amendment of Dealer Agreement dated May 15, 1998 /7/

     (F) BONUS OR PROFIT SHARING CONTRACTS

          Not Applicable

     (G) CUSTODIAN AGREEMENTS

          ( i) Custody Agreement /3/
         ( ii) Amendment dated March 2, 1998 to the Custody Agreement /7/
         (iii) Amendment No. 2 dated July 23, 1998 to the Custody Agreement /7/ ( iv) Amendment No. 3 dated May 1, 2001 to the Custody Agreement/9/

PAGE



     (H) OTHER MATERIAL CONTRACTS

           (i) Amended and Restated Transfer Agent Agreement /5/
          (ii) Fund Administration Agreement /4/
         (iii) Shareholder Sub-Accounting Services Agreement /3/
          (iv) Sub-Transfer Agent Services Agreement /3/
           (v) Amendment to Transfer Agent Agreement dated January 1, 2001
          (vi) Amendment to Fund Administration Agreement dated January 1, 2001

     (I) LEGAL OPINION

          (i) Opinion and Consent of Counsel /6/

     (J) OTHER OPINION

          (i) Consent of Independent Auditors

     (K) OMITTED FINANCIAL STATEMENTS

          Not Applicable

     (L) INITIAL CAPITAL AGREEMENTS

          ( i) Letter concerning initial capital/1/
          (ii) Investment Letter /2/

     (M) RULE 12B-1 PLAN

          ( i) Distribution Plan -- Class A Shares /2/
          ( ii) Distribution Plan -- Class C Shares /2/
          (iii) Distribution Plan -- Class B Shares /8/
          (iv)  Distribution Plan -- Class R Shares


     (N) RULE 18F-3 PLAN

          (i) Amended and Restated Multi Class Plan

     (P) CODE OF ETHICS

          (i) Code of Ethics /9/

     (Q) POWER OF ATTORNEY

          (i) Powers of Attorney dated May 10, 2002


PAGE



---------------------
1. Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on September 19, 1991.

2. Previously filed with Post-Effective Amendment No. 4 to the Registration Statement on April 28, 1995.

3. Previously filed with Post-Effective Amendment No. 5 to the Registration Statement on April 29, 1996.

4. Previously filed with Post-Effective Amendment No. 7 to the Registration Statement on December 31, 1996.

5. Previously filed with Post-Effective Amendment No. 8 to the Registration Statement on April 30, 1997.

6. Previously filed with Post-Effective Amendment No. 9 to the Registration Statement on February 27, 1998.

7. Previously filed with Post-Effective Amendment No. 10 to the Registration Statement on December 30, 1998.

8. Previously filed with Post-Effective Amendment No. 13 to the Registration Statement on April 27, 2001.

9. Previously filed with Post-Effective Amendment No. 15 to the Registration Statement on April 29, 2002.


PAGE



ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          NONE.

ITEM 25.  INDEMNIFICATION.

          Reference is made to Article VII of the Registrant's Declaration of Trust, which is filed herewith.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT

          (a) Templeton Asset Management Ltd.

          The officers and directors of the Registrant's manager also serve as officers and/or directors for (1) the manager's corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments.

          For additional information please see Part B and Schedules A and D of Form ADV of the Trust's Investment Manager (SEC File 801-46997), incorporated herein by reference, which sets forth the officers and directors of the investment manager and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27.  PRINCIPAL UNDERWRITERS

             (a) Franklin Templeton Distributors, Inc.("Distributors") also acts as principal underwriter of shares of:

                           Templeton Capital Accumulator Fund
                           Templeton Funds, Inc.
                           Templeton Global Investment Trust
                           Templeton Global Opportunities Trust
                           Templeton Global Smaller Companies Fund, Inc. Templeton Growth Fund, Inc.
                           Templeton Income Trust
                           Templeton Institutional Funds, Inc.

                           Franklin California Tax Free Income Fund, Inc. Franklin California Tax Free Trust
                           Franklin Capital Growth Fund
                           Franklin Custodian Funds, Inc.
                           Franklin Federal Money Fund
                           Franklin Federal Tax-Free Income Fund
                           Franklin Floating Rate Master Trust
                           Franklin Floating Rate Trust
                           Franklin Global Trust
                           Franklin Gold and Precious Metals Fund
                           Franklin High Income Trust
                           Franklin Investors Securities Trust
                           Franklin Managed Trust
                           Franklin Money Fund
                           Franklin Mutual Series Fund Inc.
                           Franklin Municipal Securities Trust
                           Franklin New York Tax-Free Income Fund
                           Franklin New York Tax-Free Trust
                           Franklin Real Estate Securities Fund
                           Franklin Strategic Mortgage Portfolio
                           Franklin Strategic Series
                           Franklin Tax Exempt Money Fund
                           Franklin Tax-Free Trust
                           Franklin Templeton Fund Allocator Series
                           Franklin Templeton Global Trust
                           Franklin Templeton International Trust
                           Franklin Templeton Money Fund Trust
                           Franklin Templeton Variable Insurance Products Trust Franklin Value Investors Trust
                           FTI Funds
                           Institutional Fiduciary Trust

     (b) The information required by this Item 27 with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889)

     (c) Registrant's principal underwriter is an affiliated person of affilated person of the Registrant.


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

     Certain accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules thereunder are located at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394. Other records are maintained at the offices of Franklin Templeton Investor Services, LLC, 100 Fountain Parkway, St. Petersburg, Florida 33716-1205 and Franklin Resources, Inc., One Franklin Parkway, San Mateo, California 94403-1906.

ITEM 29.  MANAGEMENT SERVICES

     There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30.  UNDERTAKINGS.

     Not Applicable.


PAGE


                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Mateo and the State of California, on the 1st day of November 2002.

                                         TEMPLETON DEVELOPING MARKETS TRUST

                                          By:/s/DAVID P. GOSS
                                             ---------------------------------
                                             David P. Goss, Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:



SIGNATURE                           TITLE                      DATE
----------------------------------------------------------------------------

J. MARK MOBIUS*
-----------------------
J. Mark Mobius                  President and Chief      October 31, 2002
                                Executive Officer -
                                Investment Management


BRUCE S. ROSENBERG*
----------------------
Bruce S. Rosenberg              Treasurer and Chief     October 31, 2002
                                Financial Officer


CHARLES B. JOHNSON*
-----------------------
Charles B. Johnson              Trustee                 October 31, 2002


NICHOLAS F. BRADY*
----------------------
Nicholas F. Brady               Trustee                 October 31, 2002

FRED R. MILLSAPS*
--------------------
Fred R. Millsaps                Trustee                 October 31, 2002



BETTY P. KRAHMER*
--------------------
Betty P. Krahmer                Trustee                 October 31, 2002


CONSTANTINE D.
  TSERETOPOULOS*
-------------------
Constantine D.                  Trustee                 October 31, 2002
  Tseretopoulos*


FRANK  J. CROTHERS*
---------------------
Frank J. Crothers               Trustee                 October 31, 2002


HARRIS J. ASHTON*
--------------------
Harris J. Ashton                Trustee                 October 31, 2002


S. JOSEPHA FORTUNATO*
----------------------
S. Joseph Fortunato             Trustee                 October 31, 2002


ANDREW H. HINES, JR.*
------------------------
Andrew H. Hines, Jr.            Trustee                 October 31, 2002


EDITH E. HOLIDAY*
--------------------
Edith E. Holiday                Trustee                 October 31, 2002


GORDON S. MACKLIN*
---------------------
Gordon S. Macklin               Trustee                 October 31, 2002




*By: /s/DAVID P. GOSS
    --------------------------
     David P. Goss
     Attorney-in-Fact
     (Pursuant to Powers of Attorney filed herewith).



PAGE


                       TEMPLETON DEVELOPING MARKETS TRUST
                             REGISTRATION STATEMENT
                                  EXHIBIT INDEX


EXHIBIT NUMBER                      DESCRIPTION                                   LOCATION

EX-99.(a)(i)          Agreement and Declaration of Trust dated May 7, 2002       Attached

EX-99.(a)(ii)         Certificate of Trust dated May 7, 2002                     Attached

EX-99.(b)(i)          By-Laws dated May 7, 2002                                  Attached

EX-99.(d)(i)          Amended and Restated Investment Management Agreement            *

EX-99.(d)(ii)         Addendum dated December 2, 1997 to the Investment               *
                      Management Agreement

EX-99.(e)(i)          Distribution Agreement                                          *

EX-99.(e)(ii)         Form of Dealer Agreement between Registrant and                 *
                      Franklin Templeton Distributors, Inc. and Securities
                      Dealers

EX-99.(e)(iii)        Amendment of Dealer Agreement                                   *

EX-99.(g)(i)          Custody Agreement                                               *

EX-99.(g)(ii)         Amendment dated March 2, 1998 to the Custody
                      Agreement                                                       *

EX-99.(g)(iii)        Amendment No. 2 dated July 23, 1998 to the Custody              *
                      Agreement

EX-99.(g)(iv)         Amendment No. 3 dated May 1, 2001 to the Custody                *
                      Agreement

EX-99.(h)(i)          Amended and Restated Transfer Agent Agreement                   *

EX-99.(h)(ii)         Fund Administration Agreement                                   *

EX-99.(h)(iii)        Shareholder Sub-Accounting Services Agreement                   *

EX-99.(h)(iv)         Sub-Transfer Agent Services Agreement                           *

EX-99.(h)(v)          Amendment to Transfer Agent Agreement dated
                      January 1, 2001                                               Attached

EX-99.(h)(vi)         Amendment to Fund Administration Agreement dated              Attached
                      January 1, 2001

EX-99.(i)(i)          Opinion and Consent of Counsel                                  *

EX-99.(j)(i)          Consent of Independent Auditors                               Attached

EX-99.(l)(i)          Letter concerning initial capital                               *

EX-99.(l)(ii)         Investment Letter                                               *

EX-99.(m)(i)          Distribution Plan - Class A Shares                              *

EX-99.(m)(ii)         Distribution Plan - Class C Shares                              *

EX-99.(m)(iii)        Distribution Plan - Class B Shares                              *

EX-99.(m)(iii)        Distribution Plan - Class R Shares                           Attached

EX-99.(o)(i)          Amended and Restated Multi-Class Plan                        Attached

EX-99.(p)(i)          Code of Ethics                                                  *

EX-99.(q)(i)          Power of Attorney dated May 10, 2002                        Attached

* Incorporated by reference.